Assumptions Used in Accounting for Pension Plan (Detail) (Pension)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	8.80%	[1]	8.20%	[1]	8.40%	[1]
Discount rate - net periodic benefit cost	8.80%	[1]	8.20%	[1]	8.40%	[1]
Rate of increase in compensation levels of covered employees	9.00%		8.50%		8.50%
Rate of return on plan assets	8.00%		8.00%		8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.